Capital Management (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
The Bank’s regulatory capital ratios were as follows:

As at October 31 ($ millions)	2024	2023
Capital (1)
Common Equity Tier 1 capital	$60,631	$57,041
Net Tier 1 capital	69,499	65,223
Total regulatory capital	77,708	75,651
Total loss absorbing capacity (TLAC) (2)	137,752	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets (1)	$463,992	$440,017
Leverage exposures (3)	1,563,140	1,562,963
Regulatory ratios (1)
Common Equity Tier 1 capital ratio	13.1%	13.0%
Tier 1 capital ratio	15.0%	14.8%
Total capital ratio	16.7%	17.2%
Total loss absorbing capacity ratio (2)	29.7%	30.6%
Leverage ratio (3)	4.4%	4.2%
Total loss absorbing capacity leverage ratio (2)	8.8%	8.6%

(1)
2024 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). Prior year regulatory capital ratios were prepared in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023).

(2)	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
(3)	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).